COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The Company entered into a registration rights agreement on December 12, 2019, with respect to the Founder Shares, Placement Warrants (and their underlying shares), and warrants (and their underlying shares) that may be issued upon conversion of Working Capital Loans and the shares of Class A common stock issuable upon exercise of the foregoing and upon conversion of the Founder Shares. The holders of the Founder Shares, Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and in each case holders of their underlying shares, as applicable) will have registration rights to require the Company to register the sale of any of the securities held by them. The holders of the majority of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have certain “piggy-back” registration rights to include their securities in other registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $5,175,000 in the aggregate. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or $9,056,250 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On November 18, 2020, the Company, Arrival S.à r.l., a limited liability company (“Arrival”), Arrival Group, a newly-formed joint stock company (“Holdco”) and ARSNL Merger Sub Inc., a newly-formed Delaware corporation (“Merger Sub”) entered into a Business Combination Agreement (the “Business Combination Agreement”), pursuant to which (i) the existing ordinary and preferred shareholders of Arrival has each concurrently entered into separate exchange agreements (the “Exchange Agreements”) to contribute their respective equity interests in Arrival to Holdco in exchange for ordinary shares of Holdco (“Holdco Ordinary Shares”) (the “Share Exchanges”) and (ii) following the Share Exchanges, the Company will merge with and into Merger Sub, with the Company surviving such merger as a direct wholly owned subsidiary of Holdco (the “Merger”) and all shares of the Company’s common stock will be exchanged for Holdco Ordinary Shares as set forth in the Business Combination Agreement. The Company and Arrival will become direct wholly-owned subsidiaries of Holdco (together with the Share Exchanges, the Merger and amongst other transactions, the “Transactions”).

The Transactions will be consummated subject to the deliverables and provisions as further described in the Business Combination Agreement.